INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (5,867)	$ (10,981)
Depreciation and amortization:
Property and equipment	294	292
Deferred issuance costs	34	69
Accrued interest, premium amortization and currency differences on marketable securities	1,103	(906)
Impairment of marketable securities	512
Increase (decrease) in accrued severance pay	(23)	91
Compensation related to employee stock option grants	280	606
Revaluation of conversion feature embedded in series A convertible notes		(1)
Change in market value of series B convertible notes, net	(738)	201
Adjustments in the value of Series A convertible notes	(119)	2,051
Increase in other long-term liabilities	10	10
Changes in operating assets and liabilities:
(Decrease) increase in trade receivables and other current assets	1,100	(1,101)
Decrease in trade payables, accrued expenses and other payables	(563)	(949)
Decrease (increase) in deferred income	(18)	562
Increase in inventories	(95)	(491)
Net cash used in operating activities	(4,090)	(10,547)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(23)	(108)
Change in funds in respect of accrued severance pay, net	(50)	(70)
Restricted cash related to convertible notes	(1,445)
Proceeds from sale of marketable securities available for sale	8,528	7,801
Purchase of marketable securities available for sale	(143)	(2,836)
Net cash provided by investing activities	6,867	4,787
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of series B convertible notes		8,010
Loan from shareholders	400
Issuance of share capital		660
Net cash provided by financing activities	400	8,670
NET INCREASE IN CASH AND CASH EQUIVALENTS	3,177	2,910
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	3,485	7,610
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	6,662	10,520
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE PERIOD FOR:
Interest paid	326	1,092
Advances paid to income tax authorities	$ 7	$ 75